Fair Value Measurements - Narrative (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 04, 2024 trading_day	Mar. 31, 2025 trading_day	Sep. 30, 2025 USD ($) trading_day	Dec. 31, 2024 USD ($) trading_day $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Monthly payment discount, triggered principal amount | $			$ 1,500,000	$ 1,500,000
Monthly payment discount, triggered percentage			50.00%	50.00%
Variable price conversion right, conversion price percentage			95.00%	95.00%
Debt instrument, convertible, threshold consecutive trading days		5	5
Debt instrument, convertible, threshold trading days	5		3	3
Private Placement Warrants and Working Capital Note Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares				296,445
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares				$ 0.075